Schedule of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State and local			(88)	(77)
Total current tax (provision) benefit			(88)	(77)
Federal			(57)	985
State and local			(77)	155
Total deferred tax (provision) benefit			(134)	1,140
Total income tax (provision) benefit	$ (41)	$ (7)	$ (222)	$ 1,063